ADVANCED SERIES TRUST
AST BlackRock Value Portfolio (the Portfolio)

Supplement dated September 27, 2012 to the Prospectus and Statement of Additional Information
dated April 30, 2012

Effective October 31, 2012, Kevin Rendino has announced his retirement from BlackRock Investment Management LLC. Accordingly, all references to Mr. Rendino in the Portfolio’s Prospectus and Statement of Additional Information (“SAI”) are hereby deleted. Also effective October 31, 2012, Bartlett (Bart) Geer will assume Mr. Rendino’s responsibilities as portfolio manager of the Portfolio. To reflect the addition of Mr. Geer, the following changes are hereby made to the Prospectus and SAI.

I. In the Prospectus, the table under the heading Summary: AST BlackRock Value Portfolio/Management of the Portfolio is hereby supplemented with the following information:

Investment Managers	Subadviser	Portfolio Manager	Title	Service Date
Prudential Investments LLC	BlackRock Investment Management LLC	Bartlett Geer, CFA	Portfolio Manager	October 2012
AST Investment Services, Inc.

II. In the Prospectus, under the heading How the Fund is Managed/Portfolio Managers/AST BlackRock Value Portfolio, the following paragraphs are added:

Mr. Geer is a Managing Director of BlackRock, Inc. since 2012; Managing Director and Portfolio Manager of the Putnam Equity Income Fund and U.S. Large Value institutional equity portfolios at Putnam Investments from 2000 to 2012. He is also a CFA Charterholder and holds a BA and MBA from Dartmouth College.

III. In the SAI, the table under the heading Part I /Portfolio Managers: Other Account/AST BlackRock Value Portfolio is hereby supplemented with the following information:

AST BlackRock Value Portfolio*
Subadviser	Portfolio Managers	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
BlackRock Investment Management, LLC	Bartlett Geer*	None	None	None	None

*There is no account data to report because Mr. Geer does not manage any other accounts and he will not be taking over as portfolio manager until October 31, 2012.

ASTSUP7